CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 0	$ 0	$ 0	$ 0	$ 25,000
Operating expenses:
Selling, general and administrative	1,264,592	168,511	2,464,629	361,707	3,879,158	$ 917,993
Development expense	85,912	10,994	196,325	105,994	258,168	35,500
Total Operating Expenses	1,350,504	179,505	2,660,954	467,701	4,137,326	953,493
Loss from Operations	(1,350,504)	(179,505)	(2,660,954)	(467,701)	(4,112,326)	(953,493)
Other income (expenses):
Gain (loss) on change in fair value of derivative liabilities	75,253	(673,826)	56,345	(549,494)	1,844,460	385,367
Derivative liability expense					(1,059,282)	(61,396)
Gain (loss) on extinguishment of debt	0	(53,963)	0	(208,864)	28,863	(593,907)
Gain (loss) on debt write off					578,408
Warrant exercise expense	0	(211,411)	0	(211,411)	(211,411)
Interest expense	(15,211)	(49,096)	(501,675)	(76,004)	(442,171)	(323,021)
Other income						4,000
Total other income (expenses)	60,042	(988,296)	(445,330)	(1,045,773)	738,867	(588,957)
Net loss	$ (1,290,462)	$ (1,167,801)	$ (3,106,284)	$ (1,513,474)	$ (3,373,459)	$ (1,542,450)
Loss per common share basic and diluted	$ (0.000)	$ (0.001)	$ (0.001)	$ (0.001)	$ (0.002)	$ (0.005)
Weighted average common shares outstanding - basic and diluted	3,516,595,175	2,142,394,543	3,273,092,114	1,929,418,649	1,977,488,957	312,626,670